MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
MAJOR CUSTOMERS
MAJOR CUSTOMERS

24   MAJOR CUSTOMERS

During the years ended December 31, 2014 and 2015, the Company had one customer, which generated over 10% of the Company’s total revenues or RMB125,687and RMB141,711, respectively. During the year ended December 31, 2016, the Company had two customers, which generated over 10% of the Company’s total revenues or RMB169,052 and RMB153,863, respectively.